J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Unconstrained Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 19, 2013

to the Prospectuses dated February 28, 2013, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan Global Unconstrained Equity Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title
Peter Kirkman	2011	Managing Director

In addition, the section titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

The Portfolio Manager

The management team is led by Peter Kirkman, Managing Director of JPMIM. Mr. Kirkman is a global portfolio manager based in New York. An employee of JPMIM since 2001, he was previously the chief investment officer of the Fleming Japanese Equities Team from 2003 to 2008.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-GUE-PM-813

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Unconstrained Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 19, 2013

to the Statement of Additional Information dated February 28, 2013, as supplemented

Effective immediately, the information in the SAI under the heading “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Global Unconstrained Equity Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts managed by the Funds’ portfolio managers as of October 31, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Global Unconstrained Equity Fund
Peter Kirkman	0	$0	0	$0	0	$0

The following table shows information on the other accounts managed by the Funds’ portfolio managers that have advisory fees wholly or partly based on performance as of October 31, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Global Unconstrained Equity Fund
Peter Kirkman	0	$0	0	$0	0	$0

SUP-SAI-GUE-PM-813

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of the Fund beneficially owned by each portfolio manager, as of October 31, 2012:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Global Unconstrained Equity Fund
Peter Kirkman	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE